Provisions - Summary of Changes to Decommissioning Liability (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure of Provisions [line items]
Balance, beginning of year	$ 100	$ 129
Net liabilities added (disposed)	0	(6)
Increase (decrease) due to changes in estimates	(42)	(10)
Liabilities settled	(9)	(14)
Transfers from (to) liabilities for assets held for sale	7	7
Accretion charges	4	8
Balance, end of year	60	100
Current portion	8	13
Long-term portion	$ 52	$ 87